Income taxes	9 Months Ended
Sep. 30, 2025
Major components of tax expense (income) [abstract]
Income taxes	Income taxes
The income tax expense for the interim period has been recognized based on management’s best estimate of the weighted average annual effective tax rate expected for the full fiscal year ending December 31, 2025. Separately, management estimates that the weighted average annual effective tax rate for the nine months ended September 30, 2025 will be 24.9%, compared to 22.8% for the nine months ended September 30, 2024.